UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02485
JOHN HANCOCK CURRENT INTEREST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended March 31, 2026:
  John Hancock Money Market Fund

John Hancock Money Market Fund
Class A/JHMXX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class A/JHMXX)	$52	0.51%
Fund Statistics
Fund net assets	$1,508,107,960
Total number of portfolio holdings	113
Total advisory fees paid (net)	$4,962,907
Weighted Average Maturity	42 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	59.3%
Repurchase agreement	32.2%
U.S. Government	8.5%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346157

44A-A

3/26

5/26

John Hancock Money Market Fund

John Hancock Money Market Fund
Class C/JMCXX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class C/JMCXX)	$52	0.51%
Fund Statistics
Fund net assets	$1,508,107,960
Total number of portfolio holdings	113
Total advisory fees paid (net)	$4,962,907
Weighted Average Maturity	42 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	59.3%
Repurchase agreement	32.2%
U.S. Government	8.5%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346157

44A-C

3/26

5/26

John Hancock Money Market Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $36,876 and $36,420 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant were $767 and $695 for fiscal years ended March 31, 2026 and March 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,263 and $3,263 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $678 and $0 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,006,614 for the fiscal year ended March 31, 2026 and $736,518 for the fiscal year ended March 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2026 for the following fund:

  John Hancock Money Market Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Money Market Fund
Fixed income
March 31, 2026

John Hancock
Money Market Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
10	Notes to financial statements
16	Report of independent registered public accounting firm
17	Tax information
18	Shareholder meeting
1	JOHN HANCOCK MONEY MARKET FUND |

Fund’s investments
AS OF 3-31-26
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 59.0%				$889,698,592
(Cost $889,698,592)
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.025%) (A)	09-11-26	3.706	28,000,000	28,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.055%) (A)	02-12-27	3.736	9,000,000	9,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.060%) (A)	03-12-27	3.741	9,000,000	9,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.070%) (A)	02-08-27	3.751	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.120%) (A)	03-08-27	3.802	6,500,000	6,500,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.125%) (A)	12-13-27	3.807	15,000,000	15,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.130%) (A)	01-14-28	3.812	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.140%) (A)	10-15-26	3.822	5,000,000	5,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.145%) (A)	06-15-27	3.827	6,000,000	6,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.230%) (A)	01-18-28	3.999	9,000,000	9,014,924
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.564%) (A)	05-10-27	4.590	494,000	495,945
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.085%) (A)	06-16-27 to 09-03-27	3.767	17,000,000	17,000,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.160%) (A)	08-28-26 to 11-02-26	3.843 to 3.868	26,010,000	26,012,355
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.090%) (A)	08-18-26 to 08-23-27	3.772	26,400,000	26,400,000
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.065%) (A)	06-02-26 to 04-13-27	3.746	35,000,000	35,000,000
Federal Agricultural Mortgage Corp.	04-01-26 to 03-10-27	3.559 to 5.054	191,613,000	191,571,216
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MONEY MARKET FUND	2

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (Overnight SOFR + 0.030%) (A)	07-28-26	3.711	6,000,000	$6,000,000
Federal Farm Credit Bank (Overnight SOFR + 0.070%) (A)	11-05-27	3.751	2,500,000	2,500,000
Federal Farm Credit Bank (Overnight SOFR + 0.150%) (A)	11-13-26	3.874	4,000,000	4,001,041
Federal Farm Credit Bank (Overnight SOFR + 0.005%) (A)	07-29-26 to 08-04-26	3.685	4,000,000	4,000,000
Federal Farm Credit Bank	04-02-26 to 04-27-26	3.673 to 5.043	80,753,000	80,683,357
Federal Home Loan Bank (Overnight SOFR - 0.010%) (A)	05-04-26	3.670	13,000,000	13,000,000
Federal Home Loan Bank (Overnight SOFR + 0.010%) (A)	06-02-26	3.691	12,000,000	12,000,000
Federal Home Loan Bank (Overnight SOFR + 0.015%) (A)	04-06-26	3.696	11,000,000	11,000,000
Federal Home Loan Bank (Overnight SOFR + 0.000%) (A)	04-02-26 to 06-18-26	3.680	45,000,000	45,000,000
Federal Home Loan Bank	04-01-26 to 04-23-27	3.586 to 4.273	244,762,000	243,996,865
Federal Home Loan Mortgage Corp.	04-02-26 to 03-30-27	3.617 to 3.734	54,845,000	54,828,049
Federal National Mortgage Association	09-24-26 to 02-09-27	3.637 to 3.680	8,000,000	7,957,888

Tennessee Valley Authority	04-15-26	3.706	738,000	736,952
U.S. Government 8.5%				$128,430,273
(Cost $128,430,273)
U.S. Treasury Note (3 month USBMMY + 0.150%) (A)	04-30-26	3.859	11,392,600	11,392,579

U.S. Treasury Note (3 month USBMMY + 0.160%) (A)	04-30-27	3.893	67,000,000	67,020,198
U.S. Treasury Note (3 month USBMMY + 0.182%) (A)	07-31-26	3.993	50,000,000	50,017,496

	Par value^	Value
Repurchase agreement 32.0%		$483,059,198
(Cost $483,059,198)
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-26 at 3.640% to be repurchased at $164,016,582 on 4-1-26, collateralized by $171,911,800 U.S. Treasury Bonds, 4.625% due 11-15-55 (valued at $167,296,946)	164,000,000	164,000,000
Repurchase Agreement with State Street Corp. dated 3-31-26 at 1.060% to be repurchased at $59,199 on 4-1-26, collateralized by $62,900 U.S. Treasury Notes, 0.500% due 6-30-27 (valued at $60,474)	59,198	59,198
3	JOHN HANCOCK MONEY MARKET FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 3-31-26 at 3.640% to be repurchased at $319,032,254 on 4-1-26, collateralized by $319,622,800 U.S. Treasury Notes, 3.875% due 10-15-27 (valued at $325,380,038)	319,000,000	$319,000,000

Total investments (Cost $1,501,188,063) 99.5%		$1,501,188,063
Other assets and liabilities, net 0.5%		6,919,897
Total net assets 100.0%		$1,508,107,960

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $1,501,188,063.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MONEY MARKET FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $1,018,128,865)	$1,018,128,865
Repurchase agreements, at value (Cost $483,059,198)	483,059,198
Total investments, at value (Cost $1,501,188,063)	1,501,188,063
Interest receivable	5,009,458
Receivable for fund shares sold	4,563,459
Receivable from affiliates	3,924
Other assets	158,442
Total assets	1,510,923,346
Liabilities
Distributions payable	25,150
Payable for fund shares repurchased	2,387,409
Payable to affiliates
Accounting and legal services fees	65,311
Transfer agent fees	137,226
Distribution and service fees	3,924
Trustees’ fees	2,956
Other liabilities and accrued expenses	193,410
Total liabilities	2,815,386
Net assets	$1,508,107,960
Net assets consist of
Paid-in capital	$1,508,076,280
Total distributable earnings (loss)	31,680
Net assets	$1,508,107,960

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,503,355,938 ÷ 1,503,328,571 shares)	$1.00
Class C ($4,752,022 ÷ 4,751,619 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
5	JOHN HANCOCK Money Market Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Interest	$61,180,922
Expenses
Investment management fees	5,094,936
Distribution and service fees	3,766,051
Accounting and legal services fees	282,130
Transfer agent fees	1,654,704
Trustees’ fees	38,259
Custodian fees	200,862
State registration fees	130,544
Printing and postage	134,714
Professional fees	80,163
Other	61,728
Total expenses	11,444,091
Less expense reductions	(3,898,080)
Net expenses	7,546,011
Net investment income	53,634,911
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	11,011
11,011
Increase in net assets from operations	$53,645,922
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Money Market Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$53,634,911	$61,340,804
Net realized gain	11,011	21,225
Increase in net assets resulting from operations	53,645,922	61,362,029
Distributions to shareholders
From earnings
Class A	(53,430,925)	(60,999,024)
Class C	(203,030)	(342,211)
Total distributions	(53,633,955)	(61,341,235)
From fund share transactions	58,391,536	100,499,058
Total increase	58,403,503	100,519,852
Net assets
Beginning of year	1,449,704,457	1,349,184,605
End of year	$1,508,107,960	$1,449,704,457
7	JOHN HANCOCK Money Market Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.036	0.044	0.047	0.021	—[2]
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	—[2]	—[2]	—[2]
Total from investment operations	0.036	0.044	0.047	0.021	—[2]
Less distributions
From net investment income	(0.036)	(0.044)	(0.047)	(0.021)	—[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	3.67	4.54	4.81	2.17	0.02[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,503	$1,443	$1,339	$1,245	$1,072
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.79	0.78	0.78
Expenses including reductions	0.51	0.51	0.53	0.52	0.07[4]
Net investment income	3.60	4.44	4.71	2.20	—[4,5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[5]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Money Market Fund	8

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.036	0.045	0.047	0.021	—[2]
Net realized and unrealized gain (loss) on investments	—[2]	(0.001)	—[2]	—[2]	—[2]
Total from investment operations	0.036	0.044	0.047	0.021	—[2]
Less distributions
From net investment income	(0.036)	(0.044)	(0.047)	(0.021)	—[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	3.67	4.54	4.81	2.17	0.02[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$10	$11	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	1.52	1.54	1.53	1.53
Expenses including reductions	0.51	0.51	0.53	0.52	0.07[5]
Net investment income	3.63	4.50	4.71	2.16	—[5,6]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[6]	Less than 0.005%.
9	JOHN HANCOCK Money Market Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you can lose money by investing in the fund.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class C shares are closed to new investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant per share of $1.00, but there can be no assurance that it will be able to do so.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
| JOHN HANCOCK Money Market Fund	10

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $7,742.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are typically distributed annually.
11	JOHN HANCOCK Money Market Fund |

The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$53,633,955	$61,341,235
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $56,830 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2026.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund’s aggregate net assets; (b) 0.425% of the next $250 million of the fund’s aggregate net assets; (c) 0.375% of the next $250 million of the fund’s aggregate net assets; (d) 0.350% of the next $500 million of the fund’s aggregate net assets; (e) 0.325% of the next $500 million of the fund’s aggregate net assets; (f) 0.300% of the next $500 million of the fund’s aggregate net assets; and (g) 0.275% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Money Market Fund	12

For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Advisor expense reduction
Class A	$131,536
Class C	493
Total	$132,029
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The Distributor has contractually agreed to waive Rule 12b-1 fees on Class A and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.
The total amounts waived by the Distributor were $3,710,083 and $55,968, for Class A and Class C shares, respectively, for the year ended March 31, 2026.
Sales charges. Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs).  Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. Class A shares generally are not subject to CDSCs, but may occur when there is a transfer into Class A from another class that charges CDSCs. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $7,897 and $1,588 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
13	JOHN HANCOCK Money Market Fund |

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,710,083	$1,648,478
Class C	55,968	6,226
Total	$3,766,051	$1,654,704
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	23,400,000	2	4.166%	$5,416
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	771,198,130	$771,198,130	741,682,129	$741,682,129
Distributions reinvested	52,870,156	52,870,156	60,405,001	60,405,001
Repurchased	(763,905,941)	(763,905,942)	(697,857,878)	(697,857,878)
Net increase	60,162,345	$60,162,344	104,229,252	$104,229,252
Class C shares
Sold	1,304,340	$1,304,340	1,705,315	$1,705,315
Distributions reinvested	201,372	201,372	339,174	339,174
Repurchased	(3,276,520)	(3,276,520)	(5,774,683)	(5,774,683)
Net decrease	(1,770,808)	$(1,770,808)	(3,730,194)	$(3,730,194)
Total net increase	58,391,537	$58,391,536	100,499,058	$100,499,058
| JOHN HANCOCK Money Market Fund	14

Note 6—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
15	JOHN HANCOCK Money Market Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s schedule of investments, of John Hancock Money Market Fund (one of the funds constituting John Hancock Current Interest, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MONEY MARKET FUND	16

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
17	JOHN HANCOCK MONEY MARKET FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,376,131,107	47,428,327
Christine L. Hurtsellers	1,377,537,607	46,021,827
Kenneth J. Phelan	1,344,425,385	79,134,049
Thomas R. Wright	1,382,348,685	41,210,748

Non-Independent Trustee
Kristie M. Feinberg	1,370,082,582	53,476,852
| JOHN HANCOCK MONEY MARKET FUND	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346157	44A 3/26
5/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 14, 2026